Income Taxes - Components of Loss Before Income Tax Benefit (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic			$ (83,714)	$ (47,428)
Foreign			(4,457)	(3,281)
Loss before income tax benefit	$ (103,053)	$ (48,099)	$ (88,171)	$ (50,709)